Subsequent events	12 Months Ended
Dec. 31, 2021
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Subsequent events

39	Subsequent events
39.1 Pause in the E175-E2 jet development program
The Company’s Board of Directors approved on February 18, 2022 a three-year pause in its E175-E2 jet development program. As in previous years, the re-programing of activities is associated with the ongoing US mainline scope clause discussions with the pilot unions regarding the maximum take-off weight (MTOW) limitation for aircraft with up to 76 seats, together with current global market conditions for commercial aviation and the continuing interest in the current E175 jet in the US market.
The Company expects to resume the program development activities following the aforementioned period, which will result in a re-programming of the aircraft entry into service between 2027 and 2028.
39.2 Tender Offer
On March 1, 2022, pursuant to a tender offer, Embraer repurchased and cancelled US$ 59.2 and US$ 228.6 in aggregate principal amount of outstanding 5.150% senior unsecured notes due 2022 issued by Embraer S.A. and 5.696% senior unsecured notes due 2023 issued by Embraer Overseas Limited and guaranteed by Embraer S.A., respectively. The Company derecognized as financial liability in 2022 the principal repurchased and recognize as financial expenses the difference between the carrying amount of the portion repurchased (amortized cost) and the consideration paid.
39.
3
Russia - Ukraine conflict
The Company has suspended the supply of parts, maintenance and technical support services for certain customers to comply with the sanctions imposed on Russia, Belarus and certain regions of Ukraine by laws of jurisdictions to which Embraer is subject.
In addition, there is no immediate concern over the availability of titanium in supply chain of the Company, considering its strong current inventory position and the existing contracts for the provision of this material with companies in other countries. Embraer will continue to monitor its supply chain and to seek alternative sources.
Management will continue to monitor the ongoing status and developments of the conflict and its potential impacts over the Company’s operations, customers and suppliers. The Company has no material asset or liability exposed to Russia, Belarus or Ukraine as of December 31, 2021, therefore no relevant accounting impact was identified until the date of authorization for issuance of these consolidated financial statements.